Prepayment and Other Current Assets (Details) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Prepayment and Other Current Assets [Abstract]
Prepaid rental and deposits	$ 542	3,280	3,404
Prepayment to suppliers and other business related expenses	3,187	19,299	34,029
Receivables related to exercise of employee options	658	3,981	3,285
Others	223	1,351	1,839
Total	$ 4,610	27,911	42,557